COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 28, 2015
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

Lease commitment

        The Group leases certain office premises under non-cancellable leases, the term of which are fifteen years or less and are renewable upon negotiation. Rental expenses under operating leases for the years ended February 28, 2013, 2014 and 2015 were $32,846,710, $41,668,122 and $58,047,539, respectively.

        Future minimum payments under non-cancellable operating leases as of February 28, 2015 were as follows:

Fiscal year ending
February 2016	$60,286,173
February 2017	51,011,851
February 2018	44,885,710
February 2019	37,426,994
February 2020	26,260,513
Thereafter	45,070,936

Total	$264,942,177

Contingencies

        As of February 28, 2015, the Group is in the process of preparing filings and applying for permits for certain learning centers. Since the contingent liability related to not meeting the filing requirements cannot be reasonably estimated, the Group does not record any liabilities.